Cover	Apr. 17, 2026
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2026
Entity File Number	811-23912
Entity Registrant Name	Pearl Diver Credit Co Inc.
Entity Central Index Key	0001998043
Entity Tax Identification Number	99-3901483
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	747 Third Avenue
Entity Address, Address Line Two	Suite 3603
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(877)
Local Phone Number	736-6777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.001 per share
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	PDCC
Security Exchange Name	NYSE
8.00% Series A Preferred Stock due 2029
Title of 12(b) Security	8.00% Series A Preferred Stock due 2029
Trading Symbol	PDPA
Security Exchange Name	NYSE